FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/08



























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2008

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 95.17%

Capital Goods ? 36.06%
   Burlington Northern Santa Fe Corp       9000      $  829,980
   Caterpillar                             7541         590,385
   Dow Chemical                           19086         703,319
   Eastman Chemical                        2649         165,430
   Freeport-McMoRan 			 9000         865,980
   General Electric Co.	                  26000         962,260
   Louisiana-Pacific		      20795		  190,898
   Olin 				27045         534,409
   Paccar                                  3678         165,510
   PPG Industries                          7539         456,185
                                                        -------
                                                      5,464,356
Consumer Discretionary ? 16.35%
   Harley Davidson Inc.                    5600         210,000
   Home Depot	                        33000         923,010
   Masco                                  30978         614,294
   Polaris                                 2855         117,084
   Whirlpool                               7065         613,101
                                                        -------
                                                      2,477,489
Consumer Staples ? 15.57%
   Altria				 9885         219,447
   Hershey				11000         414,370
   Kraft Foods Inc.	     17,172		  532,504
   Universal Corp                          8956         586,887
   UST Inc                                11120         606,262
                                                        -------
                                                      2,359,470
Energy ? 7.34%
   Chevron                                 2531         216,046
   Conoco Phillips                         7703         587,046
   PetroChina                              2466         309,014
                                                       --------
                                                      1,112,106
Financial ? 8.09%
   Bank of America                        18790         712,329
   Citigroup                              24000         514,080
                                                        -------
                                              		1,226,409



- Continued -


STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
March 31, 2008

DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      ------------

Healthcare/Pharmaceutical ? 4.64%
   Pfizer                                 33606         703,374
							 -------
                                                        703,374
Technology/Telecom ? 7.82%
   Telecom Corp of New Zealand            46240         687,589
   Verizon                                13641         497,214
                                                        -------
                                                      1,184,803

							-------

Total Common Stocks  (cost $15,066,226)		   $ 15,027,989


SHORT-TERM INVESTMENTS ? 0.83%
   Cash Less Debits                  $126,437           126,437
                                                       --------

   Total short-term investments (cost $126,437)         126,437
                                                       --------

Total investment securities-100.00%(cost$15,192,763) 15,154,426

                                                       --------

Net assets - 100.00%                                $15,154,426
                                                   ============


















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2008 were $5,705,889 and $0, respectively. At the end of the period, net unrealized depreciation for Federal Income tax purposes aggregated ($38,236), of which $1,680,022 related to unrealized appreciation of securities and ($1,718,258) related to unrealized depreciation of securities. The cost of investments at March 31, 2008 for Federal Income tax purposes was $15,066,226, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.



















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    President

Date:  04/28/2008






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  04/28/2008